Business Combination (Details Narrative) - USD ($)		9 Months Ended
	Jan. 11, 2017	Dec. 31, 2017
Intangible asset estimated useful lives		10 years
Grand World Shares [Member]
Equity interest percentage	100.00%
Cash consideration	$ 600,000